Members' Interest/Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Deficit

Note 7 – Members' Interest/Stockholders' Equity

Members' Interest

During 2015, the Company issued 440,500 units to employees and consultants for services that were valued at $220,250.  The value of the units issued for services was based on the most recent sale of the Company's membership units for cash.

Common stock

During 2016, the Company issued shares of common stock as follows:

•	447,533 shares for services valued at $278,803. The shares were valued based on the Company's stock price at the date of issuance;

•	401,427 shares for cash of $304,500;

•	1,739,093 shares upon the exercise of stock options;

•	533,000 shares for the conversion of a convertible note payable; and

•	7,625,700 shares in connection with the reverse merger transaction described in Note 1.

During 2015, the Company issued shares of common stock as follows:

•	19,262,223 shares for 12,460,500 membership units;

•	2,675,884 shares for cash of $1,500,000; and

•	927,516 shares for a license agreement.

Stock options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2014	1,461,695	0.003	*	$468,202
Granted	251,511	0.003
Forfeited	0
Exercised	0
Outstanding, December 31, 2015	1,713,206	0.003	*	$959,229
Granted	1,690,887	0.001
Forfeited	(508,750)	0.001
Exercised	(1,739,093)	0.003
Outstanding, December 31, 2016	1,156,250	0.001	4.59	$2,554,156
Exercisable, December 31, 2016	231,250	0.001	4.59	$510,831

* - the options do not have an expiration date

The exercise price for options outstanding at December 31, 2016:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
1,156,250	$0.001	231,250	$0.001

For options granted during 2016 and 2015 where the exercise price was less than the stock price at the date of the grant, the weighted-average fair value of such options was $0.65 and $0.51 per share, respectively, and the weighted-average exercise price of such options was $0.001 and $0.003, respectively.  No options were granted during 2016 and 2015 where the exercise price was equal to or greater than the stock price at the date of grant.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $167,003 and $129,432 during 2016 and 2015, respectively. At December 31, 2016, the unamortized stock option expense was $601,012 which will be amortized to expense through June 30, 2019.

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted in 2016 and 2015 are as follows:

Risk-free interest rate	1.07 - 1.74%
Expected life of the options	2.5 years
Expected volatility	350%
Expected dividend yield	0%